WARRANTS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
WARRANTS
Share based compensation expense	$ 1,920	$ 941,854	$ 179,362
Common share issued	6,718,000	6,790,000
Warrant purchased	3,379,379
Warrants exercised	700,000	1,450,000
Warrants Expired	3,309,500